RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries and bonus	$938,542	$542,558	$376,386
Compensation expense-share-based payments	$724,035	$188,601	$122,999
	$1,662,577	$731,159	$499,385